Principal activities, significant concentrations and risks, and basis of presentation	12 Months Ended
Dec. 31, 2011
Principal activities, significant concentrations and risks, and basis of presentation
Principal activities, significant concentrations and risks, and basis of presentation

1                                         Principal activities, significant concentrations and risks, and basis of presentation

(a)                       Principal activities

Simcere Pharmaceutical Group (the “Company”) and its subsidiaries (collectively the “Group”), are principally engaged in the research, development, manufacture and distribution of pharmaceutical and vaccine products in the People’s Republic of China (the “PRC”).

(b)                       Significant concentrations and risks

Revenue concentrations

The Group sells its products to pharmaceutical distributors and the PRC government. Sales to distributors account for substantially all of the Group’s revenues. The Group does not have long-term distribution agreements and competes for desired distributors with other pharmaceutical and vaccine manufacturers. Consequently, maintaining relationships with existing distributors and replacing distributors may be costly, difficult and time-consuming. Any disruption of the Group’s distribution network, including the failure to renew existing distribution agreements with desired distributors, could negatively affect the Group’s ability to effectively sell its products and could materially and adversely affect its business, financial condition and results of operations. As of and for the years ended December 31, 2009, 2010 and 2011, no single customer contributed 10% or more of the Group’s total revenues or gross accounts and bills receivables.

The Group derives a substantial portion of revenue from the sales of six products, namely Bicun, Zailin, Yingtaiqing, Sinofuan, Yidasheng and Endu, of which revenues were over RMB100,000 (US$15,888) individually for the year ended December 31, 2011. Aggregate sales of these products accounted for 76.8%, 77.7% and 77.9% of the Group’s revenue for the years ended December 31, 2009, 2010 and 2011, respectively. As the Group expects the sales of these products to continue to comprise a substantial portion of revenues in the future, any factors adversely affecting the sales of any of these products will have a material adverse effect on the Group’s business, financial condition and results of operations.

Price control by PRC government authorities

The retail prices of certain pharmaceuticals sold in China, primarily those included in the China’s national drug reimbursement list, the essential drug list and the national and provincial medical insurance catalogs, issued by China’s Ministry of Human Resources and Social Security and those pharmaceuticals whose production or trading are deemed to constitute monopolies, are subject to price controls in the form of fixed prices or price ceilings. Manufacturers and distributors cannot set the retail price for any given price-controlled product above the price ceilings or deviate from the fixed price imposed by the government. The prices of medicines that are not subject to price controls are determined freely, subject to notification to the provincial pricing authorities.

Certain of the Group’s products are subject to such price controls and accordingly, the price of such products could not be increased at the Group’s discretion above the relevant controlled price ceiling without prior governmental approval. In addition, the price of such products may also be adjusted downward by the relevant government authorities in the future. Such price control, especially downward price adjustment, may negatively affect the Group’s revenue and profitability. For the years ended December 31, 2009, 2010 and 2011, 76%, 73% and 82%, respectively, of the Group’s revenue were from products that were subject to government pricing controls.

Concentration of suppliers

The Group sources raw materials, as well as packaging materials, from various suppliers in the PRC.  Historically, the majority of the Group’s raw materials have been readily available. The Group generally maintains two vendors for each major raw material in order to diversify its vendor base and to ensure a reliable supply of raw materials at reasonable prices.

In addition, the Group also purchased two pharmaceutical products from third party suppliers and is the exclusive distributor of the two pharmaceutical products.

For the years ended December 31, 2009, 2010 and 2011, the Group purchased 37.6%, 36.9% and 37.0%, respectively, of its total supply of raw materials and pharmaceutical products from its five largest suppliers.

(c)                        Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).